Deferred Revenues - Schedule of Deferred Revenues (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Arrangement [Line Items]
Deferred revenues	$ 22	$ 42	$ 251
Hilton Honors points sales [member]
Deferred Revenue Arrangement [Line Items]
Deferred revenues		29	233
Other deferred revenues [member]
Deferred Revenue Arrangement [Line Items]
Deferred revenues		$ 13	$ 18